CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Cash Flows from Operating Activities:
Net loss	$ (28,785)	$ (293,408)	$ (1,006,457)	$ (1,034,765)
Adjustments to reconcile net loss to net cash used in operating activities -
Depreciation and amortization	8,750	7,621	33,660	25,856
Gain on sale of assets	0	(315)	(1,515)	(32,707)
Stock-based compensation expense	26,057	60,901	201,612	241,388
Non-cash consulting expense	(7,425)	8,550	33,900	63,000
Non-cash gain on settlement of liabilities by issuing common stock			0	(22,050)
Changes in operating assets and liabilities -
Accounts receivable, net	(145,413)	184,327	281,832	(162,338)
Inventories	88,162	140,979	78,004	(60,195)
Prepaid expenses	4,591	6,297	32,144	(22,947)
Accounts payable	5,381	60,085	(457,603)	261,461
Customer advances	(57,642)	11,025	180,137	(118,800)
Accrued expenses	(25,322)	(28,274)	(43,148)	(14,201)
Net cash used in operating activities	(131,646)	157,788	(667,434)	(876,298)
Cash Flows from Investing Activities:
Proceeds from sale of assets	0	315	1,515	32,707
Additional patent costs	0	(340)	(7,212)	(4,230)
Purchases of fixed assets	0	(3,500)	(27,719)	(4,372)
Net cash provided by (used in) investing activities	0	(3,525)	(33,416)	24,105
Cash Flows from Financing Activities:
Payment of capital lease obligation	(2,046)	(1,916)	(7,857)	(4,160)
Proceeds from private placement of common stock	210,001	0	780,000	700,000
Private placement expenses incurred and paid			(2,947)	(34,639)
Net cash provided by financing activities	207,955	(1,916)	769,196	661,201
Net (decrease) increase in cash and cash equivalents	76,309	152,347	68,346	(190,992)
Cash and cash equivalents, beginning of year	118,405	50,059	50,059	241,051
Cash and cash equivalents, end of year	194,714	202,406	118,405	50,059
Supplemental Disclosure of Cash Flow Informatin:
Cash paid during the year for income taxes			912	912
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of common stock to consultants			0	48,300
Private placement expenses incurred but not yet paid			21,000	37,781
Issuance of common stock in settlement of accounts payable	40,000	0	20,000	0
Capital expenditures funded by capital lease borrowings	$ 2,963	$ 0	$ 0	$ 43,972